CONDSENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated depreciation, equipment (in dollars)	$ 318,424	$ 238,632	$ 150,015
Discount On Convertible Debentures	1,831,086	0
Discount on long term convertible note payable		$ 0	$ 2,892,343
Preferred stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	5,567,872	5,249,638	4,307,613
Common stock, shares outstanding	5,567,872	5,249,638	4,307,613